Qualitative and quantitative information on financial risks - Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates (Detail) - Foreign currency risk - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	€ 132,539	€ 294,963
Impact on increase in profit before tax		14,047
Impact on decrease in profit before tax		(15,524)
Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	6,311
Impact on decrease in profit before tax	(6,977)
Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	137,099	149,990
Impact on increase in profit before tax	(6,528)	(7,142)
Impact on decrease in profit before tax	7,216	7,895
Thom Browne
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(155,551)	(135,726)
Impact on increase in profit before tax	7,407	6,463
Impact on decrease in profit before tax	(8,187)	(7,143)
USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	61,821	80,155
Impact on increase in profit before tax		3,817
Impact on decrease in profit before tax		(4,219)
USD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	2,944
Impact on decrease in profit before tax	(3,254)
USD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	59,523	96,885
Impact on increase in profit before tax	(2,834)	(4,614)
Impact on decrease in profit before tax	3,133	5,099
USD | Thom Browne
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(155,551)	(135,726)
Impact on increase in profit before tax	7,407	6,463
Impact on decrease in profit before tax	(8,187)	(7,143)
JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(8,272)	(4,792)
Impact on increase in profit before tax		(228)
Impact on decrease in profit before tax		252
JPY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	(394)
Impact on decrease in profit before tax	435
JPY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	17,055	20,481
Impact on increase in profit before tax	(812)	(975)
Impact on decrease in profit before tax	898	1,078
CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	10,433	10,360
Impact on increase in profit before tax		493
Impact on decrease in profit before tax		(545)
CNY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	497
Impact on decrease in profit before tax	(549)
CNY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	43,398	21,084
Impact on increase in profit before tax	(2,067)	(1,004)
Impact on decrease in profit before tax	2,284	1,110
HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	8,280	12,659
Impact on increase in profit before tax		603
Impact on decrease in profit before tax		(666)
HKD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	394
Impact on decrease in profit before tax	(436)
HKD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	19,139	27,452
Impact on increase in profit before tax	(911)	(1,307)
Impact on decrease in profit before tax	1,007	1,445
GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	6,153	16,097
Impact on increase in profit before tax		767
Impact on decrease in profit before tax		(847)
GBP | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	293
Impact on decrease in profit before tax	(324)
GBP | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(2,227)	(5,974)
Impact on increase in profit before tax	106	284
Impact on decrease in profit before tax	(117)	(314)
SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	5,206	1,947
Impact on increase in profit before tax		93
Impact on decrease in profit before tax		(102)
SGD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	248
Impact on decrease in profit before tax	(274)
SGD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	9,496	8,220
Impact on increase in profit before tax	(452)	(391)
Impact on decrease in profit before tax	500	433
CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	48,918	178,537
Impact on increase in profit before tax		8,502
Impact on decrease in profit before tax		(9,397)
CHF | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	2,329
Impact on decrease in profit before tax	(2,575)
CHF | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(9,285)	(18,158)
Impact on increase in profit before tax	442	865
Impact on decrease in profit before tax	(489)	(956)
Hedges of net investment in foreign operations
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	140,703	137,433
Impact on increase in profit before tax	6,701	6,544
Impact on decrease in profit before tax	(7,405)	(7,233)
Hedges of net investment in foreign operations | USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	53,320	81,725
Impact on increase in profit before tax	2,539	3,892
Impact on decrease in profit before tax	(2,806)	(4,301)
Hedges of net investment in foreign operations | JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	15,979	20,692
Impact on increase in profit before tax	761	985
Impact on decrease in profit before tax	(841)	(1,089)
Hedges of net investment in foreign operations | CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	42,817	11,464
Impact on increase in profit before tax	2,039	546
Impact on decrease in profit before tax	(2,254)	(603)
Hedges of net investment in foreign operations | HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(816)	(12,660)
Impact on increase in profit before tax	(39)	(603)
Impact on decrease in profit before tax	43	666
Hedges of net investment in foreign operations | GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	19,940	28,054
Impact on increase in profit before tax	950	1,336
Impact on decrease in profit before tax	(1,049)	(1,477)
Hedges of net investment in foreign operations | SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	0	0
Impact on increase in profit before tax	0	0
Impact on decrease in profit before tax	0	0
Hedges of net investment in foreign operations | CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	9,463	8,158
Impact on increase in profit before tax	451	388
Impact on decrease in profit before tax	€ (498)	€ (429)